Earnings Per Share:	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share:
(18)	Earnings Per Share:

Earnings per share of common stock are based on the weighted average number of basic shares and dilutive shares outstanding during the year. Common stock warrants and stock options outstanding are not included in the dilutive earnings per share computations because they would be anti-dilutive. Earnings per share numbers in 2010 and 2009 were adjusted to reflect a 2% stock dividend paid in 2010 and 2011.

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2011	2010	2009
Basic earnings per share:
Weighted average common shares	7,460,294	5,620,093	3,569,969
Adjustment for stock dividend	—	112,402	144,226

Weighted average common shares	7,460,294	5,732,495	3,714,195

Weighted average common and incremental shares	7,460,294	5,732,495	3,714,195